Risk/Return Detail Data - FidelityEnhancedETFs-ComboPro	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Large Cap Growth ETF seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	58.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 1000® Growth Index, which is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market.Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 1000® Growth Index.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective November 17, 2023, Fidelity® Large Cap Growth Enhanced Index Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to November 17, 2023 reflects that of the Predecessor Fund which had different fees and expenses than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index. The index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	26.79%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	26.21%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.59%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Management fee	0.18%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.19%
Fee waiver and/or expense reimbursement	none	[1],[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%
1 year	$ 18
3 years	60
5 years	106
10 years	$ 241
2014	13.88%
2015	3.29%
2016	8.21%
2017	27.14%
2018	(3.77%)
2019	31.45%
2020	35.98%
2021	29.32%
2022	(26.57%)
2023	38.84%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | Return Before Taxes | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	38.84%
Past 5 years	18.70%
Past 10 years	13.88%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	38.59%
Past 5 years	17.29%
Past 10 years	12.48%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	23.14%
Past 5 years	14.91%
Past 10 years	11.14%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | RS004
Risk/Return:
Label	Russell 1000® Growth Index
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%
FidelityEnhancedETFs-ComboPro | Fidelity Enhanced Large Cap Growth ETF | RS001
Risk/Return:
Label	Russell 1000® Index
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%

[1]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through October 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	BFee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.